Related party balances and transactions (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related party transactions [abstract]
Cash contribution and contributions in kind	$ 0	$ 6,600	$ 1,577,321
Refund of shareholder contributions	0	(28,893)	0
Commercial revenue	7,507	6,790	4,067
Fees	(6,056)	886	473
Interest accruals	(320)	(3,159)	(824)
Acquisition of goods and services	(23,909)	(13,950)	(10,270)
Others	$ (954)	$ (900)	$ 200